Equity	12 Months Ended
Jun. 30, 2026
Equity
Equity

Note 11 – Equity

Share capital and changes in authorized shares

The Company’s authorized share capital and issued and outstanding shares have been affected by a series of share capital restructurings, including a 1-for-30 reverse share split in May 2023, an increase in authorized ordinary shares in February 2024, and the adoption of a dual-class share structure in March 2025 comprising Class A Ordinary Shares and Class B Ordinary Shares.

On July 25, 2025, the Company completed a reduction in the par value of its ordinary shares from $0.30 to $0.0003 per share, as approved by the Grand Court of the Cayman Islands. The total number of authorized shares remained unchanged and the change did not affect the Company’s share capital on a historical basis.

On January 20, 2026, the Company effected a 1-for-60 reverse share split of its Class A and Class B Ordinary Shares to maintain compliance with Nasdaq listing requirements.

On August 11, 2026, the Company completed an increase in authorized share capital from 47,500,000 Class A Ordinary Shares of a par value of $0.0003 each and 2,500,000 Class B Ordinary Shares of a par value of $0.0003 each to $60,000,000 divided into 190,000,000,000 Class A Ordinary Shares of a par value of $0.0003 each and 10,000,000,000 Class B Ordinary Shares of a par value of $0.0003 each.

On August 21, 2026, the Company effected a 1-for-5 reverse share split of its Class A and Class B Ordinary Shares to maintain compliance with Nasdaq listing requirements.

As of June 30, 2026, after giving effect to the reverse share splits in January 2026 and August 2026, the Company had 190,000,000,000 authorized Class A Ordinary Shares and 10,000,000,000 authorized Class B Ordinary Shares, of which 733,246 Class A Ordinary Shares and 13,796 Class B Ordinary Shares were issued and outstanding, respectively. All applicable share and per-share amounts presented in these consolidated financial statements have been retroactively adjusted to reflect the cumulative effect of these reverse share splits, as applicable.

Direct offering and private placement

On November 7, 2023 and November 9, 2023, the Company entered into securities purchase agreements with investors for the sale of 9,376 ordinary shares for gross proceeds of $3,994,222 at a price of $426 per share, pursuant to an exemption from the registration requirements of Section 5 of the Securities Act of 1933, subject to the satisfaction of customary closing conditions. As of June 30, 2024, the Company had completed the final closing for the sale.

Mezzanine equity

In August 2025, the Company completed a private placement with multiple investors pursuant to securities purchase agreements under which the Company issued Class A Ordinary Shares for aggregate consideration of $6.0 million, satisfied through the transfer to the Company of approximately 30.0 million Dogecoin. The transaction price was determined based on the agreed value of Dogecoin at the transaction date. The entire $4.2 million of net consideration after deducting directly attributable issuance cost was allocated to the Class A Ordinary Shares because the warrants contemplated by the securities purchase agreements were contingent upon the occurrence of specified share combination events within three months following the closing date, and such conditions were not satisfied. Accordingly, no warrants were issued under the offering.

The securities purchase agreements provide each investor with a conditional right to require the Company to redeem a portion of the Dogecoin originally transferred to the Company in exchange for the investor’s unsold purchased shares. The redemption right generally becomes exercisable around the 12-month anniversary of the closing date, provided the investor has continued to hold the applicable purchased shares, and is subject to a share-price-based knockout provision. Upon exercise, the applicable shares are surrendered to and cancelled by the Company, and the Company is required to return the corresponding quantity of Dogecoin determined under the contractual redemption formula.

The Class A Ordinary Shares subject to the redemption feature are classified outside permanent shareholders’ equity as temporary equity in accordance with ASC 480-10-S99-3A because redemption is at the holder’s option and is subject to conditions that are not solely within the Company’s control.

The Company adjusts the carrying amount of the redeemable shares to their redemption value when redemption becomes probable. As of June 30, 2026, redemption was assessed as probable; however, the aggregate redemption value of approximately $2.2 million remained below the $4.2 million initial carrying amount. Accordingly, no accretion was recorded and the redeemable shares continued to be presented in temporary equity at $4.2 million. The following table presents the activity in temporary equity for the year ended June 30, 2026:

Amount
Balance, June 30, 2025	$—
Issuance of potential redeemable Class A Ordinary Shares	4,201,307
Accretion to redemption value	—
Balance, June 30, 2026	$4,201,307

Subsequent to June 30, 2026, the 12-month anniversary of the offering occurred and the Company received redemption notices from investors with respect to shares that remained eligible for redemption. Under the terms of the securities purchase agreements, the applicable shares are required to be surrendered and cancelled upon settlement of the corresponding Dogecoin redemption. As of the date these consolidated financial statements were issued, settlement of the related redemptions, including the return of Dogecoin and cancellation of the applicable shares, had not yet been completed.

Restricted shares issued for compensation

The Company granted RSUs to several management team members during the fiscal years of 2024 and 2023. No shares were granted during the fiscal years of 2026 and 2025. The fair value as of the respective vesting dates of RSUs that vested during years ended June 30, 2026, 2025 and 2024 was nil, nil and $73,230, respectively.

Shares issued for settlement of accrued compensation

On June 11, 2026, the Company entered into a debt settlement and mutual release agreement with Mr. Jinghai Jiang, the Company’s Chief Executive Officer, Chief Operating Officer, Chairman of the Board and a director, to settle $100,000 of accrued compensation relating to services rendered during fiscal 2026 and 2025. Pursuant to the agreement, the Company issued 11,236 Class B Ordinary Shares, with an aggregate fair value of approximately $100,000 based on the quoted price of the Company’s Class A Ordinary Shares on the trading day immediately preceding the agreement date. As the Class B Ordinary Shares are not publicly traded, the Company used the Class A Ordinary Shares as the basis for valuation, taking into consideration the respective rights of the two share classes and the one-for-one convertibility of the Class B Ordinary Shares into Class A Ordinary Shares. The issuance fully settled the related accrued compensation obligation.

Warrants

The Company issued warrants in connection with prior financing arrangements. Certain outstanding warrants are subject to contractual anti-dilution and down-round provisions that may adjust the exercise price and, in certain circumstances, the number of shares issuable upon exercise. All warrant-related share and per-share information has been retrospectively adjusted for the reverse share splits. Certain warrants contain down-round protection features that provide for adjustments to the exercise price and the number of shares issuable upon exercise if the Company issues equity instruments at a price lower than the then-current exercise price. During the years ended June 30, 2026 and 2025, such down-round provisions were triggered, resulting in a reduction in the exercise price (as retrospectively adjusted for the reverse share splits) and a corresponding increase in the number of warrants outstanding. The fair value effect of the down-round adjustment was recognized in equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97 and was treated as a deemed dividend for purposes of earnings per share.

Pre-funded warrants

On June 28, 2026, in connection with the PTMMS transaction described in Note 5, the Company issued pre-funded warrants with an aggregate issuance-date fair value of approximately $10.5 million, exercisable into 1,291,573 Class A Ordinary Shares. Based on the warrant agreement, the pre-funded warrants were immediately exercisable at a nominal exercise price of $0.0003 per Class A Ordinary Share, and do not expire until exercised in full. The warrants require settlement in a fixed number of shares and do not contain a substantive net cash settlement obligation. Accordingly, the Company determines that the pre-funded warrants should be treated as equity in accordance with ASC 815-40. The initial measurement of the pre-funded warrants is based on the market value of the underlying assets purchased under the transaction, and the equity-classified pre-funded warrants are not subsequently remeasured.

The pre-funded warrants have different terms from the Company’s warrants, including a nominal exercise price and no expiration date, and are accordingly presented separately below. The summary of pre-funded warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2025	—	—	$—	—
Issuance	1,291,573	1,291,573	$0.0003	—
Exercised	—	—	$—	—
June 30, 2026	1,291,573	1,291,573	$0.0003	—

Warrants

During the years ended June 30, 2025 and 2026, a significant portion of the warrants were exercised on a cashless basis. As a result, the Company issued Class A Ordinary Shares with no corresponding cash proceeds, and the carrying amount of the related warrants was reclassified within shareholders’ equity. The impact of such exercises has been reflected in the Company’s equity balances as of June 30, 2025 and 2026.

The summary of warrant activities is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2023	19,259	19,259	$2,265.00	3.89
Granted/Acquired	3,569	3,569	$1,632.00	7.00
Cancellation (see Note 9)	(1,667)	(1,667)	$406.55	—
Exercised	(2,833)	(2,833)	$406.55	—
June 30, 2024	18,328	18,328	$2,166.00	3.06
Granted/Acquired	—	—	$—	—
Adjustment on down-round feature*	66,873	66,873	$228.00	10.00
Forfeited	(1)	(1)	$27,000.00	—
Exercised	(62,716)	(62,716)	$—	—
June 30, 2025	22,484	22,484	$1,652.23	6.16
Granted/Acquired	—	—	$—	—
Adjustment on down-round feature*	229,604	229,604	$1.63	6.31
Exercised	(55,753)	(55,753)	$—	—
June 30, 2026	196,335	196,335	$192.59	6.19

* Certain warrants issued in prior financing arrangements contain anti-dilution and down-round provisions that adjust the exercise price, in certain circumstances, the number of shares issuable upon exercise. During the years ended June 30, 2025 and 2026, this down-round feature was triggered. The fair value effect of the down-round adjustment was recognized within equity as a reclassification between retained earnings and additional paid-in capital in accordance with ASC 260-10-55-97, and was treated as a deemed dividend excluded from the numerator of basic earnings per share.